SHARE BASED COMPENSATION - Additional information (Details) - USD ($)										12 Months Ended
		Aug. 25, 2021	Feb. 28, 2021	Aug. 31, 2020	Jul. 09, 2020	Jun. 20, 2017	Jul. 01, 2016	Sep. 01, 2015	Jul. 27, 2015	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2015
Number of share options
Exercised										(775,117,466)	(55,983,312)	(37,462,294)
Weighted average remaining contractual life
Vested and expect to vest at end of year										0 years
Aggregate intrinsic value
Exercisable										$ 28,038
Fair value assumptions
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value											$ 9,399	$ 280
Shares exercised										775,117,466	55,983,312	37,462,294
Closing Price Per Share of American Depositary Shares											$ 3.05	$ 1.64
Closing Price Per Share of Ordinary Shares											$ 0.008	$ 0.005
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition										$ 8,349,862	$ 285,950	$ (53,967)
Common Stock, Value, Issued										$ 49,401	$ 29,805	$ 21,096
Terminated Employee [Member]
Number of share options
Granted												248,463
Not Terminated Employee [Member]
Number of share options
Granted												194,496
2011 Plan
Number of share options
Outstanding at beginning of year										6,982,920
Granted										0
Exercised				(8,506,809)						(3,602,880)
Forfeited and expected Forfeit										(3,380,040)
Outstanding at end of year				6,982,920							6,982,920
Vested and expect to vest at end of year										0
Exercisable at end of year										0
Weighted average exercise price
Outstanding at beginning of year										$ 0.004
Granted										0
Exercised										0.012
Forfeited and expected Forfeit										0
Outstanding at end of year											$ 0.004
Vested and expect to vest at end of year										0
Exercisable at end of year										0
Weighted average grant date fair value
Outstanding at beginning of year										0.10
Granted										0
Forfeited and expected Forfeit										0
Exercised										0.005
Outstanding at end of year											$ 0.10
Vested and expect to vest at end of year										0
Exercisable at end of year										$ 0
Weighted average remaining contractual life
Outstanding at end of year											2 months 1 day
Exercisable at end of year										0 years
Aggregate intrinsic value
Outstanding											$ 46,017
Other disclosures
Share-based compensation due to modification													$ 7,503,976
Fair value assumptions
Shares exercised				8,506,809						3,602,880
Number of Accelerated Awards				6,982,920							6,982,920
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition										$ 285,950
Common Stock, Value, Issued										$ 182
2011 Plan | Options [Member]
Number of share options
Granted							32,028,700
Exercised			(3,602,880)	(270,720)
Outstanding at end of year				15,760,449
Fair value assumptions
Expected volatility	[1]					41.00%	54.80%
Risk-free interest rate	[2]					1.25%	1.46%
Expected dividend yield						0.00%	0.00%	0.00%
Exercise price	[3]						$ 0.20
Fair value of the underlying ordinary shares						$ 0.12	$ 0.20	$ 0.38
Shares exercised			3,602,880	270,720
Number of Accelerated Awards				15,760,449
Shares forfeited				3,380,040
2011 Plan | Options [Member] | Minimum [Member]
Fair value assumptions
Expected volatility								60.30%
Risk-free interest rate								0.47%
Exercise price						0.01		$ 0.01
2011 Plan | Options [Member] | Maximum [Member]
Fair value assumptions
Expected volatility								65.10%
Risk-free interest rate								0.88%
Exercise price						$ 0.20		$ 0.20
2011 Plan | Restricted Stock Units (RSUs) [Member]
Fair value assumptions
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period							10,430,000			347,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value							$ 0			$ 3.38
2011 Plan | Board of Directors | Options [Member]
Other disclosures
Unvested options								3,312,618
2011 Plan | Board of Directors | Restricted Stock Units (RSUs) [Member]
Weighted average exercise price
Vested and expect to vest at end of year					$ 0
Fair value assumptions
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period					550,001				28,841,700
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value									$ 0
Plan 2021
Fair value assumptions
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		1,099,443
Plan 2021 | Vest immediately
Fair value assumptions
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number		527,777
Plan 2021 | Twelve months time-based vesting schedule
Fair value assumptions
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number		571,666
Plan 2021 | Restricted Stock Units (RSUs) [Member]
Fair value assumptions
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period										1,099,443
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 0								$ 2.95
Plan 2021 | Restricted Stock Units (RSUs) [Member] | Vest immediately
Fair value assumptions
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number		527,777
Plan 2021 | Restricted Stock Units (RSUs) [Member] | Six months time-based vesting schedule
Fair value assumptions
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number		571,666

[1]	The volatility of the underlying ordinary shares during the life of the options was estimated based on average historical volatility of comparable companies for the period before the valuation date with lengths equal to the life of the options.
[2]	Risk free rate is estimated based on yield to maturity of PRC international government bonds with maturity term close to the life of the options.
[3]	The exercise price of the options was determined by the Company's Board of Directors.